BORROWINGS (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019
BORROWINGS
Notes	₽ 208,155	₽ 183,935
Bank and other loans	221,113	159,384
Total borrowings	429,268	343,319
Less: current portion	(34,125)	(71,746)
Total borrowings, non-current	₽ 395,143	₽ 271,573